Capital Management and Solvency - Summary of Composition of Available Own Funds Across Tiers (Detail) - New method [member] - Solvency one capital ratio [member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of capital management and solvency [line items]
Total available own funds	€ 18,470	€ 17,602
Unrestricted tier 1 [member]
Disclosure of capital management and solvency [line items]
Total available own funds	12,724	12,204
Restricted tier 1 [member]
Disclosure of capital management and solvency [line items]
Total available own funds	2,614	3,406
Tier 2 capital [member]
Disclosure of capital management and solvency [line items]
Total available own funds	2,370	1,487
Tier 3 capital [member]
Disclosure of capital management and solvency [line items]
Total available own funds	€ 762	€ 505